Pension Plans And Other Post-Retirement Benefits (Components Of Net Periodic Benefit Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3,349	$ 4,295	$ 5,313
Interest cost	12,955	14,153	12,660
Expected return on plan assets	(18,702)	(17,601)	(14,770)
Amortization of prior service cost (credit)	174	277	228
Amortization of actuarial loss	5,993	2,256	8,169
Curtailment loss		84
Net periodic benefit cost	3,769	3,464	11,600
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,224	1,161	1,525
Interest cost	2,802	2,903	2,579
Expected return on plan assets	(2,923)	(2,742)	(2,268)
Amortization of prior service cost (credit)	(687)	(278)	(295)
Amortization of actuarial loss	1,282	260	1,479
Net periodic benefit cost	$ 1,698	$ 1,304	$ 3,020